Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Communication Services: 5.5%
1,024		Cable One, Inc.	$873,523	0.1
4,912		Electronic Arts, Inc.	568,368	0.1
2,434	(1)	Liberty Broadband Corp. - Series A	181,576	0.0
16,408	(1)	Liberty Broadband Corp. - Series C	1,210,910	0.1
676	(1)	Liberty Media Corp.- Liberty Formula One A Tracking Stock	35,504	0.0
6,423	(1)	Liberty Media Corp.- Liberty Formula One C Tracking Stock	375,746	0.0
5,962	(1)	Liberty Media Corp.- Liberty SiriusXM A Tracking Stock	226,973	0.0
12,295	(1)	Liberty Media Corp.- Liberty SiriusXM C Tracking Stock	463,644	0.1
22,012	(1)	Live Nation Entertainment, Inc.	1,673,793	0.2
2,720	(1)	Madison Square Garden Sports Corp.	371,715	0.0
76,302	(1)	Match Group, Inc.	3,643,421	0.4
969		Nexstar Media Group, Inc.	161,678	0.0
35,119	(1)	Pinterest, Inc.	818,273	0.1
27,000	(1)	Playtika Holding Corp.	253,530	0.0
125,818	(1)	ROBLOX Corp.	4,509,317	0.5
9,686	(1)	Roku, Inc.	546,290	0.1
40,011	(1)	Spotify Technology SA	3,452,949	0.4
38,654	(1)	Take-Two Interactive Software, Inc.	4,213,286	0.5
125,437	(1)	Trade Desk, Inc./The	7,494,861	0.8
2,376	(1)	TripAdvisor, Inc.	52,462	0.0
197,467	(1)	Twitter, Inc.	8,656,953	1.0
494,974	(1)	Warner Bros Discovery, Inc.	5,692,201	0.6
12,300		World Wrestling Entertainment, Inc.	863,091	0.1
78,550	(1)	ZoomInfo Technologies, Inc.	3,272,393	0.4
			49,612,457	5.5

		Consumer Discretionary: 14.3%
1,378		Advance Auto Parts, Inc.	215,436	0.0
19,397	(1)	Aptiv PLC	1,517,039	0.2
5,051	(1)	Autozone, Inc.	10,818,888	1.2
17,982		Best Buy Co., Inc.	1,138,980	0.1
4,634	(1)	Bright Horizons Family Solutions, Inc.	267,150	0.0
3,684		Brunswick Corp.	241,118	0.0
17,632	(1)	Burlington Stores, Inc.	1,972,844	0.2
40,222	(1)	Caesars Entertainment, Inc.	1,297,562	0.1
5,317	(1)	Carmax, Inc.	351,028	0.0
29,807	(1)	Carvana Co.	605,082	0.1
7,954	(1)	Chipotle Mexican Grill, Inc.	11,952,953	1.3
9,617		Choice Hotels International, Inc.	1,053,254	0.1
10,364		Churchill Downs, Inc.	1,908,531	0.2
47,745		D.R. Horton, Inc.	3,215,626	0.4
25,542		Darden Restaurants, Inc.	3,226,465	0.4
6,645	(1)	Deckers Outdoor Corp.	2,077,293	0.2
18,829	(1)	Dollar Tree, Inc.	2,562,627	0.3
7,504		Domino's Pizza, Inc.	2,327,741	0.3
63,215	(1)	DoorDash, Inc.	3,125,982	0.3
92,572	(1)	DraftKings, Inc.	1,401,540	0.2
20,427		eBay, Inc.	751,918	0.1
36,140	(1)	Etsy, Inc.	3,618,698	0.4
43,220	(1)	Expedia Group, Inc.	4,049,282	0.4
15,597	(1)	Five Below, Inc.	2,147,239	0.2
29,497	(1)	Floor & Decor Holdings, Inc.	2,072,459	0.2
3,214		Genuine Parts Co.	479,914	0.1
37,639		H&R Block, Inc.	1,601,163	0.2
55,839		Hilton Worldwide Holdings, Inc.	6,735,300	0.7
35,264	(1)	Las Vegas Sands Corp.	1,323,105	0.1
40,286	(1)	Leslie's, Inc.	592,607	0.1
142,661	(1)	Lucid Group, Inc.	1,992,974	0.2
31,928	(1)	Lululemon Athletica, Inc.	8,925,792	1.0
48,419	(1)	Mattel, Inc.	917,056	0.1
16,296	(1)	Mister Car Wash, Inc.	139,820	0.0
27,335		Nordstrom, Inc.	457,315	0.1
8,844	(1)	Norwegian Cruise Line Holdings Ltd.	100,468	0.0
620	(1)	NVR, Inc.	2,471,990	0.3
914	(1)	Ollie's Bargain Outlet Holdings, Inc.	47,162	0.0
7,318	(1)	O'Reilly Automotive, Inc.	5,147,115	0.6
17,775	(1)	Planet Fitness, Inc.	1,024,906	0.1
11,964		Polaris, Inc.	1,144,357	0.1
11,024		Pool Corp.	3,507,947	0.4
25,738		Pulte Group, Inc.	965,175	0.1
2,113	(1)	RH	519,946	0.1
41,839		Ross Stores, Inc.	3,525,772	0.4
10,620	(1)	Six Flags Entertainment Corp.	187,974	0.0
5,773	(1)	Skechers USA, Inc.	183,120	0.0
9,718		Tapestry, Inc.	276,283	0.0
15,945		Toll Brothers, Inc.	669,690	0.1
7,790	(1)	TopBuild Corp.	1,283,636	0.1
31,970		Tractor Supply Co.	5,942,584	0.7
16,899		Travel + Leisure Co.	576,594	0.1
14,689	(1)	Ulta Beauty, Inc.	5,893,080	0.6
10,874		Vail Resorts, Inc.	2,344,869	0.3
16,897	(1)	Victoria's Secret & Co.	492,041	0.1
14,149	(1)	Wayfair, Inc.	460,550	0.1
48,733		Wendy's Company	910,820	0.1
15,438		Williams-Sonoma, Inc.	1,819,368	0.2
17,605		Wyndham Hotels & Resorts, Inc.	1,080,067	0.1
3,753	(1)	Wynn Resorts Ltd.	236,552	0.0
24,646	(1)	YETI Holdings, Inc.	702,904	0.1
9,412		Yum! Brands, Inc.	1,000,872	0.1
			129,597,623	14.3

		Consumer Staples: 2.9%
24,163	(1)	BJ's Wholesale Club Holdings, Inc.	1,759,308	0.2
2,561	(1)	Boston Beer Co., Inc.	828,868	0.1
7,643		Brown-Forman Corp. - Class A	516,361	0.1
30,844		Brown-Forman Corp. - Class B	2,053,285	0.2

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
31,440		Church & Dwight Co., Inc.	$2,246,073	0.2
29,200		Clorox Co.	3,748,988	0.4
3,155	(1)	Darling Ingredients, Inc.	208,703	0.0
7,261	(1)	Freshpet, Inc.	363,703	0.0
1,875	(1)	Grocery Outlet Holding Corp.	62,419	0.0
36,176		Hershey Co.	7,975,723	0.9
39,537		Kellogg Co.	2,754,147	0.3
41,192		Lamb Weston Holdings, Inc.	3,187,437	0.4
35,516	(1)	Olaplex Holdings, Inc.	339,178	0.0
13,428	(1)	Performance Food Group Co.	576,733	0.1
7,043	(1)	Pilgrim's Pride Corp.	162,130	0.0
			26,783,056	2.9

		Energy: 4.6%
53,812	(1)	Antero Resources Corp.	1,642,880	0.2
40,914		Cheniere Energy, Inc.	6,788,042	0.7
7,757		Continental Resources, Inc.	518,245	0.0
36,564		Coterra Energy, Inc.	955,051	0.1
91,965		Devon Energy Corp.	5,529,855	0.6
28,243		Diamondback Energy, Inc.	3,402,152	0.4
8,746		Enviva, Inc.	525,285	0.1
116,348		Halliburton Co.	2,864,488	0.3
63,028		Hess Corp.	6,869,422	0.8
13,769		New Fortress Energy, Inc.	601,843	0.1
14,359		Oneok, Inc.	735,755	0.1
52,000		Ovintiv, Inc.	2,392,000	0.3
14,492		PDC Energy, Inc.	837,493	0.1
48,322		Range Resources Corp.	1,220,614	0.1
22,581	(1)	Southwestern Energy Co.	138,196	0.0
64,578		Targa Resources Corp.	3,896,636	0.4
1,636		Texas Pacific Land Corp.	2,907,548	0.3
			41,825,505	4.6

		Financials: 5.5%
557	(1)	Alleghany Corp.	467,529	0.1
19,705		Ameriprise Financial, Inc.	4,964,675	0.5
100,028		Apollo Global Management, Inc.	4,651,302	0.5
32,901	(1)	Arch Capital Group Ltd.	1,498,312	0.2
43,351		Ares Management Corp.	2,685,594	0.3
6,780		Arthur J. Gallagher & Co.	1,160,872	0.1
927		Assurant, Inc.	134,665	0.0
118,796		Blue Owl Capital, Inc.	1,096,487	0.1
5,135		Brown & Brown, Inc.	310,565	0.0
190	(1)	Credit Acceptance Corp.	83,220	0.0
5,302		Erie Indemnity Co.	1,178,688	0.1
3,436		Everest Re Group Ltd.	901,744	0.1
10,847		Factset Research Systems, Inc.	4,339,993	0.5
860		First Citizens BancShares, Inc.	685,790	0.1
10,037		Lincoln National Corp.	440,725	0.1
22,752		LPL Financial Holdings, Inc.	4,970,857	0.5
874	(1)	Markel Corp.	947,608	0.1
10,615		MarketAxess Holdings, Inc.	2,361,731	0.3
6,438		Morningstar, Inc.	1,366,916	0.2
16,967		MSCI, Inc. - Class A	7,156,511	0.8
4,464		Raymond James Financial, Inc.	441,132	0.1
6,730		RenaissanceRe Holdings Ltd.	944,825	0.1
18,122		Rocket Cos, Inc.	114,531	0.0
23,502	(1)	Ryan Specialty Holdings, Inc.	954,651	0.1
903		Signature Bank	136,353	0.0
10,703	(1)	SVB Financial Group	3,593,853	0.4
19,449		Tradeweb Markets, Inc.	1,097,313	0.1
3,849	(1)	Upstart Holdings, Inc.	80,021	0.0
24,186		UWM Holdings Corp.	70,865	0.0
18,491		Western Alliance Bancorp.	1,215,598	0.1
			50,052,926	5.5

		Health Care: 16.2%
23,563	(1)	10X Genomics, Inc.	671,074	0.1
12,769	(1)	Abiomed, Inc.	3,136,833	0.3
76,984		Agilent Technologies, Inc.	9,357,405	1.0
50,462	(1)	agilon health, Inc.	1,181,820	0.1
16,820	(1)	Align Technology, Inc.	3,483,590	0.4
34,501	(1)	Alnylam Pharmaceuticals, Inc.	6,905,720	0.8
42,197		AmerisourceBergen Corp.	5,710,520	0.6
161,922	(1)	Avantor, Inc.	3,173,671	0.4
11,116		Bio-Techne Corp.	3,156,944	0.4
31,091		Bruker Corp.	1,649,688	0.2
15,562	(1)	Catalent, Inc.	1,126,066	0.1
21,456	(1)	Certara, Inc.	284,936	0.0
5,971	(1)	Change Healthcare, Inc.	164,143	0.0
13,445	(1)	Charles River Laboratories International, Inc.	2,645,976	0.3
1,486		Chemed Corp.	648,728	0.1
16,106	(1)	DaVita, Inc.	1,333,094	0.1
4,661	(1)	Definitive Healthcare Corp.	72,432	0.0
111,962	(1)	DexCom, Inc.	9,017,420	1.0
14,484	(1)	Doximity, Inc.	437,707	0.1
9,043	(1)	Exact Sciences Corp.	293,807	0.0
78,197	(1)	Exelixis, Inc.	1,226,129	0.1
1,462	(1)	Globus Medical, Inc.	87,091	0.0
27,849	(1)	Guardant Health, Inc.	1,499,112	0.2
59,690	(1)	Horizon Therapeutics Plc	3,694,214	0.4
1,072	(1)	ICU Medical, Inc.	161,443	0.0
23,834	(1)	Idexx Laboratories, Inc.	7,765,117	0.9
45,117	(1)	Incyte Corp., Ltd.	3,006,597	0.3
19,676	(1)	Insulet Corp.	4,513,674	0.5
37,092	(1)	Ionis Pharmaceuticals, Inc.	1,640,579	0.2
53,034	(1)	IQVIA Holdings, Inc.	9,606,579	1.1
31,380	(1)	Maravai LifeSciences Holdings, Inc.	801,131	0.1
10,372	(1)	Masimo Corp.	1,464,112	0.2
6,395	(1)	Mettler Toledo International, Inc.	6,932,947	0.8
12,704	(1)	Molina Healthcare, Inc.	4,190,287	0.5
22,905	(1)	Natera, Inc.	1,003,697	0.1
27,084	(1)	Neurocrine Biosciences, Inc.	2,876,592	0.3

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
22,302	(1)	Novavax, Inc.	$405,896	0.0
29,526	(1)	Novocure Ltd.	2,243,386	0.2
10,191	(1)	Penumbra, Inc.	1,932,214	0.2
11,253	(1)	Repligen Corp.	2,105,549	0.2
41,301		Resmed, Inc.	9,016,008	1.0
24,048	(1)	Sarepta Therapeutics, Inc.	2,658,266	0.3
38,857	(1)	Seagen, Inc.	5,316,803	0.6
1,121	(1)	Signify Health, Inc.	32,677	0.0
28,242	(1)	Sotera Health Co.	192,610	0.0
5,124	(1)	Syneos Health, Inc.	241,597	0.0
17,049	(1)	Tandem Diabetes Care, Inc.	815,795	0.1
4,405	(1)	Teladoc Health, Inc.	111,667	0.0
14,865	(1)	Ultragenyx Pharmaceutical, Inc.	615,560	0.1
39,831	(1)	Veeva Systems, Inc.	6,567,335	0.7
17,118	(1)	Waters Corp.	4,613,815	0.5
21,166		West Pharmaceutical Services, Inc.	5,208,529	0.6
			146,998,582	16.2

		Industrials: 15.1%
18,308		Advanced Drainage Systems, Inc.	2,276,966	0.3
2,295		AECOM	156,909	0.0
2,341		AGCO Corp.	225,134	0.0
19,834		Allegion Public Ltd.	1,778,713	0.2
21,851		Allison Transmission Holdings, Inc.	737,690	0.1
8,725		AO Smith Corp.	423,861	0.0
7,601		Armstrong World Industries, Inc.	602,227	0.1
14,942	(1)	Axon Enterprise, Inc.	1,729,537	0.2
37,517		Booz Allen Hamilton Holding Corp.	3,464,695	0.4
10,175		BWX Technologies, Inc.	512,515	0.1
12,389		Carlisle Cos., Inc.	3,474,000	0.4
9,390		CH Robinson Worldwide, Inc.	904,351	0.1
71,490	(1)	ChargePoint Holdings, Inc.	1,055,192	0.1
23,089		Cintas Corp.	8,962,919	1.0
60,921	(1)	Copart, Inc.	6,481,994	0.7
6,965	(1)	Core & Main, Inc.	158,384	0.0
16,062	(1)	CoStar Group, Inc.	1,118,718	0.1
182,971	(1)	Delta Air Lines, Inc.	5,134,166	0.6
5,921		Donaldson Co., Inc.	290,188	0.0
919	(1)	Driven Brands Holdings, Inc.	25,714	0.0
17,371		Equifax, Inc.	2,977,911	0.3
14,403		Expeditors International Washington, Inc.	1,271,929	0.1
164,549		Fastenal Co.	7,575,836	0.8
12,728		Fortune Brands Home & Security, Inc.	683,366	0.1
4,045	(1)	FTI Consulting, Inc.	670,297	0.1
17,803	(1)	Generac Holdings, Inc.	3,171,426	0.4
32,904		Graco, Inc.	1,972,595	0.2
3,290	(1)	GXO Logistics, Inc.	115,347	0.0
21,140		Heico Corp. - Class A - HEI.A	2,423,067	0.3
12,039		Heico Corp. - HEI	1,733,375	0.2
10,500		Howmet Aerospace, Inc.	324,765	0.0
2,474		Huntington Ingalls Industries, Inc.	547,991	0.1
31,707	(1)	IAA, Inc.	1,009,868	0.1
3,865		IDEX Corp.	772,420	0.1
21,241		JB Hunt Transport Services, Inc.	3,322,517	0.4
25,670		KBR, Inc.	1,109,457	0.1
9,208		Landstar System, Inc.	1,329,359	0.1
16,010		Lincoln Electric Holdings, Inc.	2,012,777	0.2
70,938	(1)	Lyft, Inc.	934,254	0.1
3,348		Masco Corp.	156,318	0.0
1,054	(1)	Middleby Corp.	135,091	0.0
4,072		MSA Safety, Inc.	444,988	0.1
3,873		Nordson Corp.	822,122	0.1
28,725		Old Dominion Freight Line	7,145,918	0.8
14,757		Otis Worldwide Corp.	941,497	0.1
8,305		Parker Hannifin Corp.	2,012,385	0.2
73,771	(1)	Plug Power, Inc.	1,549,929	0.2
22,206		Quanta Services, Inc.	2,828,822	0.3
3,773		Republic Services, Inc.	513,279	0.1
27,134		Robert Half International, Inc.	2,075,751	0.2
22,437		Rockwell Automation, Inc.	4,826,423	0.5
61,313		Rollins, Inc.	2,126,335	0.2
7,730	(1)	SiteOne Landscape Supply, Inc.	805,002	0.1
28,300		Spirit Aerosystems Holdings, Inc.	620,336	0.1
6,257		Tetra Tech, Inc.	804,212	0.1
29,822		Toro Co.	2,579,007	0.3
38,754		Trane Technologies PLC	5,611,967	0.6
5,681		TransDigm Group, Inc.	2,981,502	0.3
40,317		TransUnion	2,398,458	0.3
31,481	(1)	Trex Co., Inc.	1,383,275	0.2
9,162	(1)	United Rentals, Inc.	2,474,840	0.3
834		Valmont Industries, Inc.	224,029	0.0
44,402		Verisk Analytics, Inc.	7,571,873	0.8
13,706		Vertiv Holdings Co.	133,222	0.0
4,980		Watsco, Inc.	1,282,151	0.1
6,735	(1)	Wesco International, Inc.	804,024	0.1
31,633	(1)	WillScot Mobile Mini Holdings Corp.	1,275,759	0.1
13,026		WW Grainger, Inc.	6,372,189	0.7
2,235	(1)	XPO Logistics, Inc.	99,502	0.0
7,168		Xylem, Inc.	626,197	0.1
			137,098,833	15.1

		Information Technology: 29.1%
18,940	(1)	Allegro MicroSystems, Inc.	413,839	0.1
16,947	(1)	Alteryx, Inc.	946,320	0.1
126,236		Amphenol Corp.	8,452,763	0.9
13,102	(1)	ANSYS, Inc.	2,904,713	0.3
62,538	(1)	AppLovin Corp.	1,218,866	0.1
70,340	(1)	Arista Networks, Inc.	7,940,683	0.9
913	(1)	Arrow Electronics, Inc.	84,169	0.0
7,704	(1)	Aspen Technology, Inc.	1,835,093	0.2
24,766	(1)	Avalara, Inc.	2,273,519	0.3
48,181		Bentley Systems, Inc.	1,473,857	0.2
4,107	(1)	Black Knight, Inc.	265,846	0.0
30,282		Broadridge Financial Solutions, Inc. ADR	4,370,298	0.5

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
77,990	(1)	Cadence Design Systems, Inc.	$12,745,906	1.4
18,749	(1)	CCC Intelligent Solutions Holdings, Inc.	170,616	0.0
38,647		CDW Corp.	6,032,024	0.7
7,431	(1)	Ceridian HCM Holding, Inc.	415,244	0.1
16,925		Citrix Systems, Inc.	1,760,200	0.2
79,863	(1)	Cloudflare, Inc.	4,417,223	0.5
46,230		Cognex Corp.	1,916,233	0.2
5,759	(1)	Coherent Corp.	200,701	0.0
35,493	(1)	Confluent, Inc.	843,669	0.1
12,734		Corning, Inc.	369,541	0.0
11,955	(1)	Coupa Software, Inc.	702,954	0.1
60,102	(1)	Crowdstrike Holdings, Inc.	9,905,411	1.1
75,888	(1)	Datadog, Inc.	6,737,337	0.8
11,327		Dell Technologies, Inc.	387,044	0.0
56,461	(1)	DocuSign, Inc.	3,018,970	0.3
15,738	(1)	DoubleVerify Holdings, Inc.	430,434	0.1
72,922	(1)	Dropbox, Inc.	1,510,944	0.2
56,840	(1)	Dynatrace, Inc.	1,978,600	0.2
22,113	(1)	Elastic NV	1,586,387	0.2
37,412	(1)	Enphase Energy, Inc.	10,380,708	1.2
42,415		Entegris, Inc.	3,521,293	0.4
15,688	(1)	EPAM Systems, Inc.	5,682,037	0.6
10,148	(1)	Euronet Worldwide, Inc.	768,812	0.1
7,016	(1)	Fair Isaac Corp.	2,890,662	0.3
19,738	(1)	Five9, Inc.	1,479,955	0.2
20,872	(1)	FleetCor Technologies, Inc.	3,677,020	0.4
184,466	(1)	Fortinet, Inc.	9,062,815	1.0
21,938	(1)	Gartner, Inc.	6,070,025	0.7
27,240		Genpact Ltd.	1,192,295	0.1
4,385	(1)	GLOBALFOUNDRIES, Inc.	212,015	0.0
11,633	(1)	Globant SA	2,176,302	0.2
6,171	(1)	GoDaddy, Inc.	437,400	0.1
135,756		HP, Inc.	3,383,039	0.4
13,014	(1)	HubSpot, Inc.	3,515,342	0.4
1,803	(1)	Informatica, Inc.	36,186	0.0
31,314		Jabil, Inc.	1,807,131	0.2
20,742		Jack Henry & Associates, Inc.	3,780,644	0.4
15,990	(1)	Jamf Holding Corp.	354,338	0.0
47,442	(1)	Keysight Technologies, Inc.	7,465,473	0.8
38,780	(1)	Lattice Semiconductor Corp.	1,908,364	0.2
11,066	(1)	Manhattan Associates, Inc.	1,472,110	0.2
131,362		Microchip Technology, Inc.	8,017,023	0.9
18,638	(1)	MongoDB, Inc.	3,700,761	0.4
12,969		Monolithic Power Systems, Inc.	4,712,935	0.5
4,858		National Instruments Corp.	183,341	0.0
3,940	(1)	nCino, Inc.	134,393	0.0
1,899	(1)	NCR Corp.	36,100	0.0
62,786		NetApp, Inc.	3,883,314	0.4
14,998	(1)	New Relic, Inc.	860,585	0.1
58,451		NortonLifeLock, Inc.	1,177,203	0.1
31,878	(1)	Nutanix, Inc.	664,019	0.1
5,797	(1)	Okta, Inc.	329,675	0.0
77,388	(1)	ON Semiconductor Corp.	4,823,594	0.5
517,001	(1)	Palantir Technologies, Inc.	4,203,218	0.5
92,213		Paychex, Inc.	10,347,221	1.1
14,632	(1)	Paycom Software, Inc.	4,828,414	0.5
11,346	(1)	Paylocity Holding Corp.	2,740,967	0.3
11,813		Pegasystems, Inc.	379,670	0.0
14,372	(1)	Procore Technologies, Inc.	711,127	0.1
30,102	(1)	PTC, Inc.	3,148,669	0.4
80,401	(1)	Pure Storage, Inc. - Class A	2,200,575	0.2
24,348	(1)	RingCentral, Inc.	972,946	0.1
37,143	(1)	SentinelOne, Inc.	949,375	0.1
14,423	(1)	Shift4 Payments, Inc.	643,410	0.1
35,845	(1)	Smartsheet, Inc.	1,231,634	0.1
46,002	(1)	Splunk, Inc.	3,459,350	0.4
24,767		Switch, Inc.	834,400	0.1
43,586	(1)	Synopsys, Inc.	13,315,959	1.5
15,850	(1)	Teradata Corp.	492,301	0.1
40,598		Teradyne, Inc.	3,050,940	0.3
24,328	(1)	Thoughtworks Holding, Inc.	255,201	0.0
70,968	(1)	Toast, Inc.	1,186,585	0.1
18,531	(1)	Twilio, Inc.	1,281,233	0.1
10,267	(1)	Tyler Technologies, Inc.	3,567,782	0.4
493		Ubiquiti, Inc.	144,725	0.0
9,810	(1)	UiPath, Inc.	123,704	0.0
40,062	(1)	Unity Software, Inc.	1,276,375	0.1
12,413		Universal Display Corp.	1,171,167	0.1
2,871	(1)	VeriSign, Inc.	498,693	0.1
28,105		Vontier Corp.	469,635	0.1
36,946		Western Union Co.	498,771	0.1
9,124	(1)	WEX, Inc.	1,158,201	0.1
11,937	(1)	Wix.com Ltd.	933,831	0.1
6,047	(1)	Zebra Technologies Corp.	1,584,374	0.2
34,738	(1)	Zendesk, Inc.	2,643,562	0.3
36,382	(1)	Zoom Video Communications, Inc.	2,677,351	0.3
23,789	(1)	Zscaler, Inc.	3,910,198	0.4
			263,997,877	29.1

		Materials: 3.8%
17,230		Albemarle Corp.	4,556,301	0.5
14,010		Ardagh Metal Packaging SA	67,808	0.0
14,311		Avery Dennison Corp.	2,328,400	0.3
15,332	(1)	Axalta Coating Systems Ltd.	322,892	0.0
35,081		Ball Corp.	1,695,114	0.2
17,283	(1)	Berry Global Group, Inc.	804,178	0.1
56,837		CF Industries Holdings, Inc.	5,470,561	0.6
26,598		Chemours Co.	655,641	0.1
29,274		Crown Holdings, Inc.	2,372,072	0.3
8,866		Eagle Materials, Inc.	950,258	0.1
12,312		FMC Corp.	1,301,378	0.1
47,372	(1)	Ginkgo Bioworks Holdings, Inc.	147,801	0.0
67,383		Graphic Packaging Holding Co.	1,330,140	0.2
2,030		Louisiana-Pacific Corp.	103,916	0.0

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
1,564		Martin Marietta Materials, Inc.	$503,749	0.1
12,123		Mosaic Co.	585,905	0.1
25,928	(1)	MP Materials Corp.	707,834	0.1
35,769		PPG Industries, Inc.	3,959,271	0.4
1,224		Royal Gold, Inc.	114,836	0.0
1,860		RPM International, Inc.	154,957	0.0
3,944		Scotts Miracle-Gro Co.	168,606	0.0
41,654		Sealed Air Corp.	1,854,019	0.2
50,528		Valvoline, Inc.	1,280,379	0.1
18,467		Vulcan Materials Co.	2,912,431	0.3
			34,348,447	3.8

		Real Estate: 1.9%
3,564		Apartment Income REIT Corp.	137,642	0.0
2,488		Camden Property Trust	297,192	0.1
44,696	(1)	CBRE Group, Inc.	3,017,427	0.3
31,114		Equity Lifestyle Properties, Inc.	1,955,204	0.2
4,507		Extra Space Storage, Inc.	778,404	0.1
61,793		Iron Mountain, Inc.	2,717,038	0.3
21,745		Lamar Advertising Co.	1,793,745	0.2
36,182	(1)	Opendoor Technologies, Inc.	112,526	0.0
6,950		SBA Communications Corp.	1,978,317	0.2
45,226		Simon Property Group, Inc.	4,059,033	0.5
995	(1)	Zillow Group, Inc. - Class A	28,487	0.0
2,794	(1)	Zillow Group, Inc. - Class C	79,936	0.0
			16,954,951	1.9

		Utilities: 0.3%
34,324		AES Corp.	775,722	0.1
2,029		National Fuel Gas Co.	124,885	0.0
67,778		Vistra Corp.	1,423,338	0.2
			2,323,945	0.3

	Total Common Stock
	(Cost $958,522,453)		899,594,202	99.2

EXCHANGE-TRADED FUNDS: 0.9%
104,983		iShares Russell Mid-Cap Growth ETF	8,233,817	0.9

	Total Exchange-Traded Funds
	(Cost $8,385,300)		8,233,817	0.9

	Total Long-Term Investments
	(Cost $966,907,753)		907,828,019	100.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
		Repurchase Agreements: 2.0%
460,323	(2)	Bank of America Inc., Repurchase Agreement dated 09/30/22, 2.94%, due 10/03/22 (Repurchase Amount $460,434, collateralized by various U.S. Government Securities, 4.125%, Market Value plus accrued interest $469,529, due 09/30/27)	$460,323	0.0
4,148,478	(2)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $4,149,518, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,231,448, due 11/01/22-08/20/72)	4,148,478	0.4
2,349,223	(2)	Citadel Securities LLC, Repurchase Agreement dated 09/30/22, 3.06%, due 10/03/22 (Repurchase Amount $2,349,814, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $2,396,823, due 10/15/22-08/15/52)	2,349,223	0.3
4,355,305	(2)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $4,356,393, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $4,442,411, due 08/15/25-08/20/52)	4,355,305	0.5

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,042,486	(2) State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $3,043,246, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,103,411, due 10/15/24-02/15/51)	$3,042,486	0.3
4,355,305	(2) Truist Securities Inc., Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $4,356,397, collateralized by various U.S. Government Securities, 0.125%, Market Value plus accrued interest $4,442,415, due 12/31/22)	4,355,305	0.5

	Total Repurchase Agreements
	(Cost $18,711,120)	18,711,120	2.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
1,647,000	(3) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930%
	(Cost $1,647,000)	1,647,000	0.2

	Total Short-Term Investments
	(Cost $20,358,120)	20,358,120	2.2

	Total Investments in Securities (Cost $987,265,873)	$928,186,139	102.3
	Liabilities in Excess of Other Assets	(21,002,464)	(2.3)
	Net Assets	$907,183,675	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(3)	Rate shown is the 7-day yield as of September 30, 2022.

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$49,612,457	$–	$–	$49,612,457
Consumer Discretionary	129,597,623	–	–	129,597,623
Consumer Staples	26,783,056	–	–	26,783,056
Energy	41,825,505	–	–	41,825,505
Financials	50,052,926	–	–	50,052,926
Health Care	146,998,582	–	–	146,998,582
Industrials	137,098,833	–	–	137,098,833
Information Technology	262,237,677	1,760,200	–	263,997,877
Materials	34,348,447	–	–	34,348,447
Real Estate	16,954,951	–	–	16,954,951
Utilities	2,323,945	–	–	2,323,945
Total Common Stock	897,834,002	1,760,200	–	899,594,202
Exchange-Traded Funds	8,233,817	–	–	8,233,817
Short-Term Investments	1,647,000	18,711,120	–	20,358,120
Total Investments, at fair value	$907,714,819	$20,471,320	$–	$928,186,139
Liabilities Table
Other Financial Instruments+
Futures	$(276,981)	$–	$–	$(276,981)
Total Liabilities	$(276,981)	$–	$–	$(276,981)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2022, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	11	12/16/22	$2,429,020	$(276,981)
			$2,429,020	$(276,981)

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $991,704,681.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$113,202,296
Gross Unrealized Depreciation	(176,997,819)

Net Unrealized Depreciation	$(63,795,523)